Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	GSL
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Class A Common Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	47,481,864
Class B Common stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,405,956

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 26,145	$ 25,814
Restricted cash (note 13)	3	3,027
Accounts receivable	14,417	13,911
Prepaid expenses	795	726
Other receivables	1,165	839
Deferred tax		19
Deferred financing costs (note 7)	1,493	1,168
Total current assets	44,018	45,504
Vessels in operation (note 4)	856,394	890,249
Other fixed assets	29	54
Intangible assets - other (note 5)	73	92
Deferred tax		10
Deferred financing costs (note 7)	3,166	3,626
Total non-current assets	859,662	894,031
Total Assets	903,680	939,535
Liabilities and Stockholders' Equity
Current portion of long-term debt (note 9)	50,572	46,000
Intangible liability - charter agreements (note 8)	2,119	2,119
Accounts payable	5,353	1,286
Accrued expenses	5,419	4,953
Derivative instruments (note 6)	12,225	15,920
Total current liabilities	75,688	70,278
Long-term debt (note 9)	375,104	437,612
Preferred shares (note 13)	44,976	48,000
Intangible liability - charter agreements (note 8)	17,931	20,050
Deferred tax liability	27
Derivative instruments (note 6)	23,366	29,395
Total long-term liabilities	461,404	535,057
Total Liabilities	537,092	605,335
Commitments and contingencies (note 12)
Stockholders' Equity
Additional paid in capital	352,316	351,856
Retained earnings (accumulated deficit)	13,723	(18,205)
Total Stockholders' Equity	366,588	334,200
Total Liabilities and Stockholders' Equity	903,680	939,535
Class A Common Stock [Member]
Stockholders' Equity
Common stock	475	475
Class B Common stock [Member]
Stockholders' Equity
Common stock	$ 74	$ 74

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class A Common Stock [Member]
Common stock, shares authorized	214,000,000	214,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	47,481,864	47,463,978
Common stock, shares outstanding	47,481,864	47,463,978
Class B Common stock [Member]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	7,405,956	7,405,956
Common stock, shares outstanding	7,405,956	7,405,956

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues
Time charter revenue	$ 153,205	$ 156,268	$ 158,837
Operating Expenses
Vessel operating expenses	45,588	45,517	42,067
Depreciation	40,343	40,131	40,051
General and administrative	5,784	7,384	8,253
Impairment charge (note 5)		13,645	17,082
Other operating income (note 10)	(342)	(336)	(389)
Total operating expenses	91,373	106,341	107,064
Operating Income	61,832	49,927	51,773
Non Operating Income (Expense)
Interest income	79	56	185
Interest expense	(21,178)	(20,564)	(23,828)
Realized loss on interest rate derivatives	(18,402)	(19,393)	(16,727)
Unrealized gain (loss) on interest rate derivatives (note 14)	9,725	(881)	(15,322)
Income (Loss) before Income Taxes	32,056	9,145	(3,919)
Income taxes	(128)	(74)	(52)
Net Income (Loss)	$ 31,928	$ 9,071	$ (3,971)
Class A Common Stock [Member]
Weighted average number of common shares outstanding
Basic (note 17)	47,481,766	47,262,549	46,910,604
Diluted (note 17)	47,633,991	47,448,012	46,910,604
Net Income (Loss) in $ per share
Basic (note 17)	$ 0.67	$ 0.19	$ (0.08)
Diluted (note 17)	$ 0.67	$ 0.19	$ (0.08)
Class B Common stock [Member]
Weighted average number of common shares outstanding
Basic (note 17)	7,405,956	7,405,956	7,405,956
Diluted (note 17)	7,405,956	7,405,956	7,405,956
Net Income (Loss) in $ per share
Basic (note 17)
Diluted (note 17)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income (Loss)	$ 31,928	$ 9,071	$ (3,971)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Depreciation	40,343	40,131	40,051
Impairment charge (note 5)		13,645	17,082
Amortization of deferred financing costs (note 9)	1,250	1,101	1,106
Change in fair value of certain derivative instruments (note 14)	(9,725)	881	15,322
Amortization of intangible liability	(2,119)	(2,119)	(2,119)
Settlements of hedges which do not qualify for hedge accounting (note 14)	18,402	19,393	16,727
Share based compensation (note 15)	460	565	980
(Increase) decrease in receivables and other assets	(810)	(6,952)	1,020
Increase (decrease) in accounts payable and other liabilities	3,958	(823)	(992)
Unrealized foreign exchange loss (gain)	11	(21)	(15)
Net Cash Provided by Operating Activities	83,698	74,872	85,191
Cash Flows from Investing Activities
Settlements of hedges which do not qualify for hedge accounting (note 14)	(18,402)	(19,393)	(16,727)
Cash paid for other fixed assets		(59)	(12)
Cash paid for intangible assets		(97)
Acquisition of vessel purchase options (note 5)			(13,645)
Cash paid for purchase of vessels, vessel prepayments and vessel deposits			(1,670)
Costs relating to drydockings	(5,914)	(7,705)	(164)
Net Cash Used in Investing Activities	(24,316)	(27,254)	(32,218)
Cash Flows from Financing Activities
Repayments of debt	(57,936)	(49,157)	(55,423)
Issuance costs of debt	(1,115)	(1,007)
Variation in restricted cash (note 13)	3,024
Repayment of preferred shares (note 13)	(3,024)
Net Cash Used in Financing Activities	(59,051)	(50,164)	(55,423)
Net Increase(Decrease) in Cash and Cash Equivalents	331	(2,546)	(2,450)
Cash and Cash Equivalents at start of Year	25,814	28,360	30,810
Cash and Cash Equivalents at end of Year	26,145	25,814	28,360
Supplemental Information
Total interest paid	20,105	19,518	22,368
Total income tax paid	$ 69	$ 144	$ 210

Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009	$ 327,555	$ 541	$ 350,319	$ (23,305)
Balance, shares at Dec. 31, 2009		54,086,150
Restricted Stock Units (note 15)	980		980
Class A shares issued (notes 13, 15)		4	(4)
Class A shares issued, shares (notes 13,15)		450,273
Net income (loss) for the year	(3,971)			(3,971)
Balance at Dec. 31, 2010	324,564	545	351,295	(27,276)
Balance, shares at Dec. 31, 2010		54,536,423
Restricted Stock Units (note 15)	565		565
Class A shares issued (notes 13, 15)		4	(4)
Class A shares issued, shares (notes 13,15)		333,511
Net income (loss) for the year	9,071			9,071
Balance at Dec. 31, 2011	334,200	549	351,856	(18,205)
Balance, shares at Dec. 31, 2011		54,869,934
Restricted Stock Units (note 15)	460		460
Class A shares issued, shares (notes 13,15)		17,886
Net income (loss) for the year	31,928			31,928
Balance at Dec. 31, 2012	$ 366,588	$ 549	$ 352,316	$ 13,723
Balance, shares at Dec. 31, 2012		54,887,820

General	12 Months Ended
Dec. 31, 2012
General
1.	General

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp. (“Marathon”), a company then listed on The American Stock Exchange. Under the merger agreement, Marathon, a U.S. corporation, first merged with its wholly owned Marshall Islands subsidiary, GSL Holdings, Inc. (“Holdings”), with Holdings continuing as the surviving company. Global Ship Lease, Inc., at that time a subsidiary of CMA CGM S.A. (“CMA CGM”), then merged with Holdings, with Holdings again being the surviving company. Holdings was renamed Global Ship Lease, Inc. and became listed on the New York Stock Exchange on August 15, 2008.

Nature of Operations and Basis of Preparation	12 Months Ended
Dec. 31, 2012
Nature of Operations and Basis of Preparation
2.	Nature of Operations and Basis of Preparation

(a) Nature of Operations

The Company owns and charters out containerships. All vessels are time chartered to CMA CGM S.A. (“CMA CGM”) for remaining terms as at December 31, 2012 ranging from 0.4 to 13.0 years (see note 11).

The following table provides information about the 17 vessels chartered to CMA CGM and which are reflected in these consolidated financial statements.

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL(2)	Remaining Charter Duration (years) (3)	Daily Charter Rate
Ville d’Orion (4)	4,113	1997	December 2007	0.4	$9.962
Ville d’Aquarius (5)	4,113	1996	December 2007	0.4	$9.962
CMA CGM Matisse	2,262	1999	December 2007	4.0	$18.465
CMA CGM Utrillo	2,262	1999	December 2007	4.0	$18.465
Delmas Keta	2,207	2003	December 2007	5.0	$18.465
Julie Delmas	2,207	2002	December 2007	5.0	$18.465
Kumasi	2,207	2002	December 2007	5.0	$18.465
Marie Delmas	2,207	2002	December 2007	5.0	$18.465
CMA CGM La Tour	2,272	2001	December 2007	4.0	$18.465
CMA CGM Manet	2,272	2001	December 2007	4.0	$18.465
CMA CGM Alcazar	5,089	2007	January 2008	8.0	$33.750
CMA CGM Château d’lf	5,089	2007	January 2008	8.0	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	13.0	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	10.0	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	10.0	$25.350
CMA CGM America	4,045	2006	December 2008	10.0	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	8.7	$34.000

(1)	Twenty-foot Equivalent Units.
(2)	Purchase dates of vessels related to the Company’s time charter business.
(3)	As at December 31, 2012. Plus or minus 90 days, other than Ville d’Orion and Ville d’Aquarius, at charterer’s option.
(4)	A new charter commenced on September 21, 2012 and will expire on May 23, 2013 plus or minus 22 days at charterer’s option.
(5)	A new charter commenced on September 20, 2012 and will expire on May 23, 2013 plus or minus 22 days at charterer’s option.

Segment Information

The activity of the Company currently consists solely of the ownership and provision of vessels for container shipping under time charters.

(b) Basis of Preparation

(i)	Counterparty risk

All of the Company’s vessels are chartered to CMA CGM and payments to the Company under the charters are currently its sole source of operating revenue. The Company is consequently highly dependent on the performance by CMA CGM of its obligations under the charters. The container shipping industry is volatile and is currently experiencing a cyclical downturn and many container shipping companies have reported losses.

On February 12, 2013 CMA CGM announced it had finalised its financial restructuring as it had reached agreement with its banks regarding its debt restructuring including a new covenant package taking into account the volatile nature of the container shipping industry. A further part of the restructuring is agreement with the French Fonds Strategique d’Investissement to invest $150 million in bonds redeemable for shares and a further investment by the Yildrim Group of $100 million, also for bonds redeemable for shares.

If CMA CGM ceases doing business or fails to perform its obligations under the charters, the Company’s business, financial position and results of operations would be materially adversely affected as it is probable that, even if the Company was able to find replacement charters, such replacement charters would be at significantly lower daily rates and shorter durations. If such events occur, there would be significant uncertainty about the Company’s ability to continue as a going concern.

The Company has experienced continued delays in receiving charterhire from CMA CGM, where between one and three instalments have been outstanding. Under the charter contracts charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month. As at December 31, 2012, two periods of charterhire, due on December 1 and December 16, 2012, were outstanding amounting to $12,164. This was received in January 2013. As at close of business on April 11, 2013, the latest practicable date prior to the issuance of these consolidated financial statements, one period of charterhire, due on April 1, 2013, was outstanding amounting to $5,886.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

(ii)	Credit Facility

A further consequence of the current cyclical downturn is that there have been declines in charter free market values of containerships. Under the terms of the Company’s credit facility, the Leverage Ratio, being the ratio of outstanding drawings under the credit facility and the aggregate charter free market value of the secured vessels which are under charter, cannot exceed 75%. On November 30, 2011, due to the declines in market values, the Company agreed with its lenders a waiver of the requirement to perform the Leverage Ratio test until November 30, 2012.

As the Company anticipated, due to continuing poor industry conditions, that the Leverage Ratio as at November 30, 2012 would, if tested, exceed 75%, it agreed with its lenders on November 13, 2012, a further waiver for two years of the requirement to perform the Leverage Ratio test. The next scheduled test will be as at December 1, 2014. As a result of the waiver, debt cannot be accelerated for the Leverage Ratio during the waiver period and debt estimated to be payable after one year is classified as non-current in the consolidated balance sheet and the consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
3.	Significant Accounting Policies

(a)	Basis of consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and include the financial statements of the Company and its wholly-owned subsidiaries. All inter-company transactions and accounts have been eliminated on consolidation.

The accounting policies have been consistently applied throughout the periods presented.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)	Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

(d)	Restricted cash

Cash and cash equivalents subject to restrictions are excluded from cash and cash equivalents in the consolidated balance sheet and are presented as restricted cash.

(e)	Accounts receivable

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts, based on a history of past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts unless the accounts are subject to legal action, and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed as past-due based on contractual terms. Allowances for doubtful accounts amount to $ nil as of December 31, 2012 (2011: $ nil).

(f)	Vessels

Up to the date of the merger described in note 1, vessels were recorded at their acquisition cost, less an amount allocated to dry dock component, less accumulated depreciation. From the date of the merger, the vessels have been recorded at their fair value at the date of the merger, less a proportion of the negative goodwill arising at the time of the merger allocated to these vessels, less accumulated depreciation and impairment loss, if any.

In connection with the merger, the Company recognised an intangible asset arising from the comparison of the acquisition prices in the asset purchase agreement between the Company as buyer and CMA CGM as seller and the estimated fair values at the merger date of the vessels yet to be purchased. This intangible asset was transferred to the cost of the appropriate vessel on delivery and as all such vessels have now been delivered, no intangible asset remains in respect of these vessels.

Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. Interest capitalized in the year ended December 31, 2012 was $ nil (2011: $ nil and 2010: $525). Other borrowing costs are expensed as incurred.

Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from first delivery from the shipyard.

Prepayments and costs directly related to the future acquisition of vessels are presented in the consolidated balance sheet as vessel deposits.

(g)	Drydocking costs

Upon initial purchase, an element of the purchase price of a vessel is allocated to a drydock component which is amortized on a straight line basis to the anticipated next dry docking date. Vessels are drydocked approximately every five years for major repairs and maintenance that cannot be performed while the vessels are operating. Costs directly associated with a drydocking, including the required regulatory inspection of the vessel, its hull and its machinery and for the defouling and repainting of the hull are capitalized as they are incurred and depreciated on a straight line basis over the period between drydocks. All capitalized drydocking costs have been classified within investing activities in the statement of cashflows.

(h)	Intangible assets

Vessel purchase options

Cash consideration paid or transferred for the acquisition of purchase options to acquire vessels at a fixed purchase price are recognized as intangible assets in an amount up to the difference, as at the transaction date, between (i) the amount paid for the options plus the purchase price of the vessels and (ii) the fair value of the vessels plus the fair value of attached charters. The fair value of the vessel is assessed based on independent broker valuations. The fair value of a charter attached to the vessel is assessed based on market rates compared to the contracted attached charter rates for the life of the charter.

Vessel purchase agreements

In connection with the merger (see note 1), the Company recognised an intangible asset arising from the comparison of the contracted acquisition prices and the estimated fair value at the date of the merger of the vessels to be purchased. This intangible asset was not amortized and was transferred to the cost of each appropriate vessel on its purchase.

Impairment

Intangible assets are reviewed individually for impairment annually or more frequently due to events or changes in circumstances that indicate that the asset might be impaired. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s net book value, then the asset is deemed to be impaired and written down to its fair value.

(i)	Intangible liabilities – charter agreements

In connection with the merger (see note 1), the Company recognised an intangible liability using the market approach wherein the Company’s actual charter rates were compared to market rates at the merger date. These intangible liabilities, recognizing the below market rates as at the date of merger, are amortized as an increase of time charter revenue over the remaining term of the relevant charters.

(j)	Long-lived assets

Fixed assets such as vessels are reviewed individually for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. An impairment charge is recognized when the sum of the expected undiscounted future cash flows from the asset over its estimated remaining useful life is less than its carrying amount. An impairment charge is recorded equal to the amount by which the asset’s carrying amount exceeds its fair value. Fair value is the net present value of future cash flows discounted by an appropriate discount rate.

The decline in charter free vessel values referred to in note 2(b)(ii) was seen as an indicator of potential impairment of the carrying value of the Company’s vessels. Accordingly, an impairment test, based on expected undiscounted cash flows by vessel, was performed as at December 31, 2011. Tests of impairment were also undertaken at September 30, 2011 and December 31, 2010.

The agreement of new charters of two of the Company’s vessels at rates substantially below the previous rates was seen as an indicator of potential impairment of their carrying value. Accordingly, an impairment test, based on expected undiscounted cash flows by vessel, was performed for these two vessels as at September 30, 2012.

Due to continuing poor industry conditions, a further impairment test on a vessel by vessel basis was performed as at December 31, 2012. No impairment has been recognised as, based on the assumptions made, the expected undiscounted future cash flows exceeded the vessels’ carrying amounts.

The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those expected with a material effect on the recoverability of each vessel’s carrying amount. The most significant assumptions made for the determination of expected cash flows are (i) charter rates on expiry of existing charters, which are based on a reversion to the historical mean for each category of vessel, adjusted to reflect current and expected market conditions (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost and (v) estimated useful life which is assessed as a total of 30 years from first delivery from the shipyard. In the case of an indication of impairment, the results of a recoverability test would also be sensitive to the discount rate applied.

Based on the assumptions made, the expected undiscounted future cash flows exceeded the vessels’ carrying amounts at each of the test dates disclosed above and accordingly no impairment has been recognised.

(k)	Derivative instruments

Interest rate hedges

The Company has entered into certain hedging agreements in connection with its borrowings.

Interest rate derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated and qualifies as a hedging instrument, and if so, the nature of the item being hedged.

The Company’s interest rate derivative instruments do not qualify for hedge accounting. Changes in the fair value are recognized immediately in the Consolidated Statement of Income within “Unrealized gain (loss) on interest rate derivatives”. Cash settlements of interest rate derivative instruments are recognized immediately in the Consolidated Statement of Income within “Realized loss on interest rate derivatives”. Cash flows related to interest rate derivatives (including payments and periodic cash settlements) are included within “Net cash used in investing activities”.

The fair value of derivatives is presented on the face of the consolidated balance sheet under the line item “Derivative instruments” and is split into current and non-current portions based on the net cash flows expected within one year.

(l)	Deferred financing costs

Costs incurred in connection with obtaining long term debt and in obtaining amendments to existing facilities are recorded as deferred financing costs and are amortized to interest expense using the effective interest method over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees.

(m)	Preferred shares

Preferred shares have been included within liabilities in the consolidated balance sheet and preferred share dividends included within interest expense in the consolidated statement of income as their nature is similar to that of a liability rather than equity. Holders of these mandatorily redeemable preferred shares are entitled to receive a dividend equal to 3-month U.S. dollar LIBOR plus 2% on the original issue price and rank senior to the Class A and Class B common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

(n)	Classification of long term debt

Long term debt is classified within current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

(o)	Other comprehensive income (loss)

Other comprehensive income (loss), which is reported in the consolidated statement of equity, consists of net income (loss) and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income (loss). Under ASU 2011-05, an entity reporting comprehensive income in a single continuous financial statement shall present its components in two sections, net income and other comprehensive income. As the Company does not, to date, have other comprehensive income, the accompanying consolidated financial statements only include a consolidated statement of income.

(p)	Revenue recognition and related operating expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight line basis as the average revenues over the rental periods of such charter agreements, as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such accumulated loss is determined. The Company has no loss generating time charters.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred.

(q)	Foreign currency transactions

The Company’s functional currency is the U.S. dollar as substantially all revenues and a majority of expenditures are denominated in U.S. dollars. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet dates. Expenses paid in foreign currencies are recorded at the rate of exchange at the transaction date. Exchange gains and losses are included in the determination of net income (loss).

(r)	Repairs and maintenance

All expenditures relating to routine maintenance and repairs are expensed when incurred.

(s)	Insurance

The Company maintains hull and machinery insurance, war risks insurance, protection and indemnity insurance coverage, increased value insurance, and freight, demurrage and defence insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance providers are recognized as prepaid expenses and expensed over the period covered by the insurance contract.

(t)	Share based compensation

The Company awards restricted stock units to its management and Directors as part of their compensation.

The fair value of restricted stock unit grants is determined by reference to the quoted stock price on the date of grant, adjusted for estimated dividends forgone until the restricted stock units vest. Compensation expense is recognized based on a graded expense model over the expected vesting period.

(u)	Income taxes

The Company and its Marshall Island subsidiaries are exempt from taxation in the Marshall Islands. The Company’s vessels are flagged in Bahamas, Cyprus and Panama and are liable for tax based on the tonnage of the vessel. The cost, which is included within operating expenses, amounted to $146, $124 and $130 for the years ended December 31, 2012, 2011 and 2010, respectively. The Cyprus subsidiaries are liable for income tax payable on any interest income earned from non-shipping activity.

The Company has one subsidiary in the United Kingdom, where the principal rate of corporate income tax is 24% (2011: 26%, 2010: 28%). This subsidiary earns management and other fees from fellow group companies.

The Company accounts for deferred income taxes using the liability method which requires the determination of deferred tax assets and liabilities, based upon temporary timing differences that arise between the financial statement and tax bases of recorded assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance where appropriate, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. At December 31, 2012 a deferred tax liability of $27 (2011: deferred tax asset of $29) was recognized relating to stock based compensation costs charged to the consolidated statement of income in respect of unvested shares and timing differences between the carrying amounts of assets for financial reporting purposes and their tax bases.

The Company recognizes uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the position.

(v)	Dividends

Dividends are recorded in the period in which they are declared by the Company’s Board of Directors. Dividends to be paid are presented in the consolidated balance sheet in the line item “Dividends payable”.

(w)	Earnings per share

Basic earnings per common share are based on income available to common shareholders divided by the weighted-average number of common shares outstanding during the period, excluding non-vested restricted stock units. Diluted earnings per common share are calculated by applying the treasury stock method. All outstanding warrants and non-vested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method.

(x)	Recently issued accounting standards

No accounting standards applicable to the Company have been issued since December 31, 2011.

Management do not believe that any other recently issued, but not yet effective accounting pronouncements, if currently adopted, would have a material impact on the consolidated financial statements of the Company.

Vessels in Operation, less Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Vessels in Operation, less Accumulated Depreciation
4.	Vessels in Operation, less Accumulated Depreciation

	December 31, 2012	December 31, 2011
Cost	$1,014,367	$1,012,051
Accumulated Depreciation	(158,205)	(122,325)
Drydock expenditure – in progress	232	523

Net book value	$856,394	$890,249

Variations in net book value of vessels including drydocking, are presented below:

	December 31, 2012	December 31, 2011
Opening balance	$890,249	$922,498
Additions in the period	6,444	7,863
Depreciation expense	(40,299)	(40,112)

Closing balance	$856,394	$890,249

As of December 31, 2012 all 17 vessels were pledged as collateral under the credit facility agreement (see note 9).

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
5.	Intangible Assets

	December 31, 2012	December 31, 2011
Opening balance – vessel purchase options and software development	$92	$13,671
Impairment – vessel purchase options	—	(13,645)
Addition – software development	—	71
Depreciation – software development	(19)	(5)

Closing balance	$73	$92

Vessel Purchase Options

On November 8, 2010, the Company signed agreements with the sellers of two 4,250 TEU newbuildings to terminate the Company’s purchase obligations under contracts entered into in September 2008 and grant the Company options to purchase the vessels one year later. Intangible assets relating to these purchase options were recognised at the fair value of the purchase options on the date of the agreement amounting to $13,645. As a result of this agreement, previously paid vessel deposits amounting to $17,082 were impaired in November 2010.

The purchase options were to be declared by September 16, 2011 for one vessel and October 4, 2011 for the other. The purchase of these vessels was always predicated on achieving a strong return for shareholders by acquiring the vessels, which had time charters attached, at an attractive price and securing financing on favorable terms. As the Company was unable to obtain committed finance on acceptable terms, the intangible assets relating to these purchase options were written off in the second quarter 2011. The purchase options have lapsed.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments
6.	Derivative Instruments

The fair value of derivative financial instruments contracted by the Company is as follows:

	December 31, 2012	December 31, 2011
Fair value of interest rate swap hedging instruments —current and non current portions	$35,591	$45,315

As at December 31, 2012 and December 31, 2011, none of the Company’s derivative instruments qualified for hedge accounting.

The Company entered into certain derivative interest rate agreements to fix the interest rate on debt drawn or anticipated to be drawn under its credit facility. A total of $580,000 has been swapped into fixed rate debt at a weighted average rate of 3.59%, with details as follows:

Start Date	Maturity Date	Notional Amount	Fixed Rate %
May 12, 2008	March 17, 2013	$60,000	3.40
May 19, 2008	March 17, 2013	60,000	3.40
May 20, 2008	March 17, 2013	68,000	3.40
November 19, 2008	November 29, 2013	50,000	3.30
December 17, 2008	March 17, 2013	20,000	3.40
December 17, 2008	December 17, 2016	60,000	(1) 3.69
December 17, 2008	December 17, 2016	60,000	(2) 3.81
December 17, 2008	March 17, 2013	45,000	3.40
December 17, 2008	December 17, 2016	71,000	(2) 3.71
July 15, 2009	August 29, 2014	41,000	3.78
October 29, 2010	October 29, 2015	45,000	4.25

	Total / Weighted average rate	$580,000	3.59%

(1)	The swap counterparty had a one time option to cancel the swaps in February 2013 which was not exercised
(2)	The swap counterparties had a one time option to cancel the swaps in March 2013 which was not exercised

As of December 31, 2012 the maximum length of time over which the Company has hedged its interest rate exposure is approximately four years (2011: five years).

Deferred Financing Costs	12 Months Ended
Dec. 31, 2012
Deferred Financing Costs
7.	Deferred Financing Costs

	December 31, 2012	December 31, 2011
Opening balance	$4,794	$4,874
Expenditure in the period	1,115	1,021
Amortization included within interest expense	(1,250)	(1,101)

Closing balance	$4,659	$4,794

On November, 30, 2011 the Company obtained a waiver until November 30, 2012 from the Leverage Ratio test required under its credit facility (see note 9). The fees and related costs paid amounted to $1,021 and were deferred and are being amortized over the remaining term of the credit agreement.

On November 13, 2012 the Company obtained a further waiver until December 1, 2014 from the Leverage Ratio test. The fees and related costs paid amounted to $1,115 and have been deferred and are being amortized over the remaining term of the credit agreement.

Intangible Liability - Charter Agreements	12 Months Ended
Dec. 31, 2012
Intangible Liability - Charter Agreements
8.	Intangible Liability – Charter Agreements

	December 31, 2012	December 31, 2011
Opening balance	$22,169	$24,288
Amortization in period	(2,119)	(2,119)

Closing balance	$20,050	$22,169

Intangible liabilities relate to management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the merger (see note 1). The intangible liabilities are being amortized for each vessel over the remaining life of the associated charter. The fair value was estimated by management based on its experience with regard to availability of similar vessels, costs to build new vessels and current market demand. The contracted lease rates were compared to the estimated market lease rates for similar vessels. The intangible liabilities were determined by discounting the difference in the projected lease cash flows using a discount rate of 8.0% and the length of the charter as the relevant time period.

Amortization of the intangible liabilities for the 12 initial vessels began on the date following the merger and for the remaining five vessels delivered to the Company after the merger, amortization commenced upon delivery. These intangible liabilities are amortized as an increase of time charter revenue over the remaining term of the relevant charter.

Long Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt
9.	Long Term Debt

In December 2007 the Company entered into an $800,000 senior secured credit facility with ABN AMRO Bank N.V. (formerly Fortis Bank Nederland N.V.), Citigroup Global Markets Limited (formerly Citibank), HSH Nordbank AG, Sumitomo Mitsui Banking Corporation, KFW Ipex Bank GmbH and DnB NOR Bank ASA. Subsequently, Bank of Scotland plc joined the syndicate until October 2012, when it transferred its exposure to OCM Starfish Debtco S.àr.l. In February 2013, one member of the syndicate novated part of their commitment to the following funds: FPA Hawkeye-7 Fund, FPA Crescent Fund, FPA Hawkeye Fund and FPA Value Partners Fund.

Amounts borrowed under the credit facility bear interest at U.S. dollar Libor plus a margin of 2.50%, 3.00% or 3.50% depending on the Leverage Ratio (being the ratio of the balance outstanding on the credit facility to the aggregate charter free market value of the secured vessels), determined at the end of April, May, August and November each year with updated valuations to be obtained for the tests at the end of April and November.

The Leverage Ratio is not permitted to exceed 75%.

Further to an amendment to the credit facility agreed in August 2009, between June 30, 2010 and April 30, 2011, borrowings under the credit facility were repaid quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis. On this basis, a repayment of $13,816 was made on March 31, 2011.

At April 30, 2011 the Leverage Ratio was less than 75% and greater than 65%. Accordingly, from that date (i) interest margin paid on borrowings was 3.00% (ii) prepayments of borrowings were fixed at $10,000 per quarter, and (iii) the Company was able to make dividend payments to common shareholders. On this basis, further repayments of $10,000 were made on both June 30, 2011 and September 30, 2011.

Due to the downturn after April 2011 in charter free market values of containerships, on November 30, 2011 the Company obtained a waiver from its lenders of the requirement to perform the Leverage Ratio test until November 30, 2012. Accordingly from November 30, 2011 (i) the interest margin on borrowings reverted to 3.50% (ii) prepayments of borrowings were made quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis, and (iii) the Company was unable to make dividend payments to common shareholders. Repayments were made of $15,341 on December 30, 2011, $11,788 on March 30, 2012, $12,068 on June 29, 2012 and $23,000 on September 28, 2012.

As the Company anticipated, due to continuing poor industry conditions, that the Leverage Ratio as at November 30, 2012 would, if tested, exceed 75%, it agreed with its lenders on November 13, 2012, a further waiver for two years of the requirement to perform the Leverage Ratio test. Accordingly, the next scheduled test will be as at December 1, 2014. In the waiver period, the fixed interest margin to be paid over LIBOR is 3.75%, prepayments are based on cash flow, as in the previous waiver, and dividends on common shares cannot be paid. As a result of the new waiver, debt cannot be accelerated for the Leverage Ratio during the waiver period and debt estimated to be payable after one year is classified as non-current in the consolidated balance sheet. It was also agreed that all secured vessels will be included in the Leverage Ratio test, whether they are subject to a charter or not. Under the terms of the new waiver, a repayment of the credit facility was made of $11,080 on December 31, 2012.

The final maturity date of the credit facility is August 14, 2016 at which point any remaining outstanding balance must be repaid.

The credit facility is secured by, inter alia, first priority mortgages on each of the Company’s 17 vessels, a pledge of shares of the vessel owning subsidiaries as well as assignments of earnings and insurances. The financial covenants in the credit facility are: a) a minimum cash balance of the lower of $15,000 or six months net interest expense; b) net debt to total capitalization ratio not to exceed 75%; c) EBITDA to debt service, on a trailing four-quarter basis, to be no less than 1.10 to 1; and d) a minimum net worth of $200,000 (with all terms as defined in the credit facility).

Long term debt is summarized as follows:

	December 31, 2012	December 31, 2011
Credit facility, at Libor USD + 2.50% to 3.75%	$425,676	$483,612
Less current instalments of long-term debt	(50,572)	(46,000)

	$375,104	$437,612

Based on (i) management’s reasonable estimate of cash flows from January 1, 2013 and (ii) the waiver of the requirement to test the Leverage Ratio until December 1, 2014 at which point it is assumed to be less than 75% meaning that the Company will be able to comply with the leverage ratio covenant at its next measurement date, the estimated repayments in each of the relevant periods are as follows:

Year ending December 31,	December 31, 2012
2013	$50,572
2014	52,441
2015	40,000
2016	282,663

$425,676

The amount of excess cash generated may vary significantly from management’s estimates and consequently the repayment profile of outstanding debt may be significantly different from that presented.

Other Operating (Income) Expense	12 Months Ended
Dec. 31, 2012
Other Operating (Income) Expense
10.	Other Operating (Income) Expense

Other operating (income) expense is summarized as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Sundry shipping income	$(329)	$(327)	$(350)
Other sundry income	(13)	(9)	(39)

	$(342)	$(336)	$(389)

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
11.	Related Party Transactions

CMA CGM is presented as a related party as it was, until the merger referred to in note 1, the parent company of Global Ship Lease, Inc. and at December 31, 2012 is a significant shareholder of the Company, owning Class A and Class B common shares representing a 45% voting interest in the Company.

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2012	December 31, 2011
Current account (below)	$7,077	$2,597

Amounts due to CMA CGM companies presented within liabilities	$7,077	$2,597

Current account (below)	$14,413	$13,911

Amounts due from CMA CGM companies presented within assets	$14,413	$13,911

CMA CGM charters all of the Company’s vessels and one of its subsidiaries provides the Company with ship management services. The current account balances at December 31, 2012 and December 31, 2011 relate to amounts payable to or recoverable from CMA CGM group companies.

The Company has experienced continued and from time to time, increased delays in receiving charterhire from CMA CGM, where between one and three instalments have been outstanding up to the date of these financial statements. Under the charter contracts charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month.

As at December 31, 2012, two periods of charterhire, due on December 1 and December 16, 2012, were outstanding amounting to $12,164. This was received in January 2013. As at close of business on April 11, 2013, the latest practicable date prior to the issuance of these consolidated financial statements, one period of charterhire, due on April 1, 2013, was outstanding amounting to $5,886.

CMA CGM holds all of the Series A preferred shares of the Company. During the year to December 31, 2012, the Company paid CMA CGM dividends on the preferred shares of $1,161 (2011: $1,125, 2010: $1,136). Dividends on preferred shares are included within interest expense.

Time Charter Agreements

All of the Company’s vessels are time chartered to CMA CGM. Under each of the time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. The charters are for remaining periods as at December 31, 2012 of between 0.4 and 13.0 years (see note 2(a)). All the $1,049,240 maximum contracted future charter hire receivable for the fleet set out in note 12 relates to the 17 vessels currently chartered to CMA CGM.

Ship Management Agreement

The Company outsources day to day technical management of its 17 vessels to a ship manager, CMA Ships, a wholly owned subsidiary of CMA CGM. The Company pays CMA Ships an annual management fee of $114 per vessel and reimburses costs incurred on its behalf, mainly being for the provision of crew, lubricating oils and routine maintenance. Such reimbursement is subject to a cap, depending on the vessel, of between $5.4 and $8.8 per day per vessel. The impact of the cap is determined quarterly and for the fleet as a whole. Ship management fees expensed for the year ended December 31, 2012 amounted to $1,938 (2011: $1,938, 2010: $1,943).

Except for transactions with CMA CGM companies, the Company did not enter into any other related party transactions.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
12.	Commitments and Contingencies

Charter Hire Receivable

The Company has entered into time charters for all of its vessels. The charter hire is fixed for the duration of the charter. The maximum contracted future annual charter hire receivable (not allowing for any offhire) for the fleet of 17 vessels as at December 31, 2012, including the two replacement charters entered into in September 2012 as referred to in note 2(a), is as follows:

Year ending December 31,	Fleet as at December 31, 2012
2013	138,781
2014	135,952
2015	135,952
2016	135,013
2017	107,811
Thereafter	395,731

$1,049,240

Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital
13.	Share Capital

At December 31, 2012 the Company had two classes of common shares. The rights of holders of Class B common shares are identical to those of holders of Class A common shares, except that the dividend rights of holders of Class B common shares are subordinated to those of holders of Class A common shares. Dividends, when declared, must be paid as follows:

•	firstly, to all Class A common shares at the applicable rate for the quarter;

•	secondly, to all Class A common shares until they have received payment for all preceding quarters at the rate of $0.23 per share per quarter;

•	thirdly, to all Class B common shares at the applicable rate for the quarter;

•	then, to all Class A and B common shares as if they were a single class.

The Class B common shares remain subordinated until the Company has paid a dividend at least equal to $0.23 per quarter per share on both the Class A and Class B common shares for the immediately preceding four-quarter period. Due to the requirements described above, Class B common shares cannot receive any dividend until all Class A common shares have received dividends representing $0.23 per share per quarter for all preceding quarters. The last quarter for which a dividend was paid was fourth quarter 2008. Should the notional arrearages of dividend on the Class A common shares be made up and a dividend at the rate of $0.23 per share be paid for four consecutive quarters, the Class B common shares convert to Class A common shares on a one-for-one basis. Also, each Class B common share will convert into a Class A common share on a change of control of the Company.

Restricted stock units are granted periodically to the Directors and management, under the Company’s 2008 Equity Incentive Plan, as part of their compensation arrangements (see note 15).

The Series A preferred shares rank senior to the common shares and are mandatorily redeemable in 12 quarterly instalments commencing on August 31, 2016. They are classified as a long-term liability. The dividend that preferred shareholders are entitled to be paid is presented as part of interest expense.

Total proceeds received in 2008, and recorded as restricted cash, from the exercise of Public Warrants prior to their expiry was $3,027 (December 31, 2011: $3,027). These proceeds were to be used to redeem the Series A preferred shares with a minimum redemption amount of $5,000. As part of the replacement time charters agreed in September 2012 for the Ville d’Aquarius and the Ville d’Orion, the Company accelerated the redemption of 63 Series A preferred shares of $48 each for $3,024.

There are 6,188,088 Class A Warrants outstanding which expire on September 1, 2013 and give the holders the right to purchase one Class A common share at a price of $9.25.

Interest Rate Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Interest Rate Derivatives and Fair Value Measurements
14.	Interest Rate Derivatives and Fair Value Measurements

The Company is exposed to the impact of interest rate changes on its variable rate debt. Accordingly, the Company has entered into interest rate swap agreements to manage the exposure to interest rate variability and details of existing interest rate derivatives are set out in note 6. None of the Company’s interest rate agreements qualify for hedge accounting, therefore, the net changes in the fair value of the interest rate derivative assets and liabilities at each reporting period are reflected in the current period operations as unrealized gains and losses on derivatives. Cash flows related to interest rate derivatives (initial payments of derivatives and periodic cash settlements) are included within cash flows from investing activities in the consolidated statement of cash flows. There were no initial payments on derivatives made in the years ended December 31, 2012 and December 31, 2011.

Realized gains or losses from interest rate derivatives are recognized in the consolidated statement of income together with cash settlements. In addition, the interest rate derivatives are “marked to market” at each reporting period end and are recorded at fair values. The unrealized gain on interest rate derivatives for the year ended December 31, 2012 was $9,725 (2011: $881 loss, 2010: $15,322 loss).

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company has determined that the only derivative instruments that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy are its interest rate swap agreements. These are all categorized as Level 2 and at December 31, 2012 there was a liability of $35,591 (2011: $45,315). The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account interest rates at that date.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
15.	Share-Based Compensation

In August 2008, the Company’s Board adopted the 2008 Equity Incentive Plan (the “Plan”), which enables management, consultants and Directors of the Company and its subsidiaries to receive options, stock appreciation rights, stock grants, stock units and dividend equivalents.

The Plan is administered by the Board or a committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the Plan during the 10-year term of the Plan is 1,500,000. The maximum number of Class A common shares with respect to which awards may be granted to any participant in the Plan in any fiscal year is 500,000.

The holder of a stock grant awarded under the Plan shall have the same voting, dividend and other rights as the Company’s other Class A common shareholders when the grant vests and the shares are issued.

Under the plan, the Company has issued the following share based awards:

	Restricted Stock Units
	Number of Units		Weighted Average Fair Value on Grant	Actual Fair Value on Vesting
	Management	Directors	date	date
Un-Vested as at January 1, 2010	560,000	150,273	$4.21	n/a
Vested in January 2010	—	(150,273)	1.83	1.46
Granted on March 1, 2010	—	58,511	1.88	n/a
Vested in September 2010	(210,000)	—	4.93	2.67
Vested in October 2010	(90,000)	—	4.93	2.65

Un-Vested as at December 31, 2010	260,000	58,511	$4.23	n/a
Vested in January 2011	—	(58,511)	1.88	5.04
Granted on March 17, 2011	15,000	17,886	6.15	n/a
Vested in September 2011	(206,250)	—	4.84	2.35
Granted on September 2, 2011	150,000	—	3.07	n/a
Vested in October 2011	(68,750)	—	4.84	1.96

Un-Vested as at December 31, 2011	150,000	17,886	$3.40	n/a
Vested in January 2012	—	(17,886)	6.15	1.75
Granted on March 13, 2012	75,000	32,070	3.43	n/a

Un-Vested as at December 31, 2012	225,000	32,070	$3.22	n/a

The restricted stock units granted to three members of management on August 14, 2008 were to vest over a period of three years; with a third vesting each year on the anniversary of the merger. The vesting dates were subsequently amended and a total of 260,000 vested annually during September and October of 2009, 2010 and 2011.

The restricted stock units granted to one member of management on November 12, 2008 were to vest over a period of two years; half on the first anniversary of the merger and half on the second anniversary. The vesting date of both tranches was amended and a total of 40,000 vested in September and October 2009 and the remaining 40,000 vested in September and October 2010.

The restricted stock units granted to Directors on May 18, 2009, March 1, 2010, March 17, 2011 and March 13, 2012 vested in January 2010, January 2011, January 2012 and January 2013 respectively.

Restricted stock units granted to one member of management on March 17, 2011 vested during September and October 2011. The restricted stock units granted to four members of management on September 2, 2011 were to vest over two years; half during September and October 2012 and the remaining half during September and October 2013. In March 2012, these grants were amended and restated to provide that vesting would occur only when the individual leaves employment, for whatever reason, provided that this is after September 30, 2012 in respect of half of the grant and after September 30, 2013 for the other half of the grant. The restricted stock units granted to management on March 13, 2012 are expected to vest when the individual leaves employment, provided that this is after September 30, 2014 and is not as a result of resignation or termination for cause.

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the consolidated statement of income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date, which is discounted for dividends forfeited over the vesting period. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the grants issued on March 1, 2010, March 17, 2011, September 2, 2011 and March 13, 2012, the fair value at the grant date was the closing price for the common stock on that date. The share value has not been discounted as no dividends were expected to be paid on the common stock at that time.

During the year ended December 31, 2012 the Company recognized a total of $460 (2011: $565, 2010: $980) in respect of share based compensation costs. As at December 31, 2012 there was a total of $260 (2011: $352) unrecognized compensation costs relating to the above share based awards. The remaining costs are expected to be recognized over a period of 21 months.

Risks Associated with Concentration	12 Months Ended
Dec. 31, 2012
Risks Associated with Concentration
16.	Risks Associated with Concentration

The Company is exposed to certain concentration risks that may adversely affect the Company’s financial position in the near term:

(i)	The Company derives 100% of its revenue from CMA CGM which is exposed to the cyclicality of the container shipping industry.

(ii)	There is a concentration of credit risk with respect to cash and cash equivalents at December 31, 2012 to the extent that substantially all of the amounts are deposited with four banks (2011; four banks). However, the Company believes this risk is remote as the banks are high credit quality financial institutions.

Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share
17.	Earnings per Share

Basic earnings per common share is presented under the two-class method and is computed by dividing the earnings applicable to common stockholders by the weighted average number of common shares outstanding for the period.

Under the two class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. For the years ended December 31, 2012, December 31, 2011 and December 31, 2010 no dividend was declared. The Class B common shareholders’ dividend rights are subordinated to those of holders of Class A common shares. Net income for the relevant period is allocated based on the contractual rights of each class of security and as there was insufficient net income to allow any dividend on the Class B common shares no earnings were allocated to Class B common shares.

Losses are only allocated to participating securities in a period of net loss if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such losses. No such obligation exists for Class B common shareholders and, accordingly, losses would only be allocated to the Class A common shareholders.

At December 31, 2012, there were 6,188,088 Class A Warrants to purchase Class A common shares at an exercise price of $9.25 outstanding which are due to expire on September 1, 2013. In addition, there were 257,070 restricted stock units granted and unvested as part of management’s equity incentive plan and as part of the Directors’ compensation as at the period end. As of December 31, 2012 only Class A and B common shares are participating securities.

For the year ended December 31, 2010 the diluted weighted average number of Class A common shares outstanding is the same as the basic weighted average number of shares outstanding. The diluted weighted average number of shares excludes the outstanding restricted stock units and the outstanding warrants as these would have an antidilutive effect. For the years ended December 31, 2012 and December 31, 2011, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards but excludes the effect of outstanding warrants as these were antidilutive.

(In thousands, except share data)	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Class A common shares
Weighted average number of common shares outstanding (B)	47,481,766	47,262,549	46,910,604
Dilutive effect of share-based awards	152,225	185,463	—

Common shares and common share equivalents (F)	47,633,991	47,448,012	46,910,604

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income (loss) available to shareholders	$31,928	$9,071	$(3,971)
Available to:
- Class A shareholders for period	$31,928	$9,071	$(3,971)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—
Net income (loss) available for Class A (A)	$31,928	$9,071	$(3,971)
Net income (loss) available for Class B (C)	—	—	—
Basic Earnings per share:
Class A (A/B)	$0.67	$0.19	$(0.08)
Class B (C/D)	—	—	—
Diluted Earnings per Share
Net income (loss) available to shareholders	$31,928	$9,071	$(3,971)
Available to:
- Class A shareholders for period	$31,928	$9,071	$(3,971)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—
Net income (loss) available for Class A (E)	$31,928	$9,071	$(3,971)
Net income (loss) available for Class B (G)	—	—	—
Diluted Earnings per share:
Class A (E/F)	$0.67	$0.19	$(0.08)
Class B (G/H)	—	—	—

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
18.	Subsequent events
There are no subsequent events other than those disclosed elsewhere in these consolidated financial statements.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of consolidation
(a)	Basis of consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and include the financial statements of the Company and its wholly-owned subsidiaries. All inter-company transactions and accounts have been eliminated on consolidation.

The accounting policies have been consistently applied throughout the periods presented.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Restricted cash
(d)	Restricted cash
Cash and cash equivalents subject to restrictions are excluded from cash and cash equivalents in the consolidated balance sheet and are presented as restricted cash.
Accounts receivable
(e)	Accounts receivable

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts, based on a history of past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts unless the accounts are subject to legal action, and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed as past-due based on contractual terms. Allowances for doubtful accounts amount to $ nil as of December 31, 2012 (2011: $ nil).

Vessels
(f)	Vessels

Up to the date of the merger described in note 1, vessels were recorded at their acquisition cost, less an amount allocated to dry dock component, less accumulated depreciation. From the date of the merger, the vessels have been recorded at their fair value at the date of the merger, less a proportion of the negative goodwill arising at the time of the merger allocated to these vessels, less accumulated depreciation and impairment loss, if any.

In connection with the merger, the Company recognised an intangible asset arising from the comparison of the acquisition prices in the asset purchase agreement between the Company as buyer and CMA CGM as seller and the estimated fair values at the merger date of the vessels yet to be purchased. This intangible asset was transferred to the cost of the appropriate vessel on delivery and as all such vessels have now been delivered, no intangible asset remains in respect of these vessels.

Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. Interest capitalized in the year ended December 31, 2012 was $ nil (2011: $ nil and 2010: $525). Other borrowing costs are expensed as incurred.

Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from first delivery from the shipyard.

Prepayments and costs directly related to the future acquisition of vessels are presented in the consolidated balance sheet as vessel deposits.

Drydocking costs
(g)	Drydocking costs

Upon initial purchase, an element of the purchase price of a vessel is allocated to a drydock component which is amortized on a straight line basis to the anticipated next dry docking date. Vessels are drydocked approximately every five years for major repairs and maintenance that cannot be performed while the vessels are operating. Costs directly associated with a drydocking, including the required regulatory inspection of the vessel, its hull and its machinery and for the defouling and repainting of the hull are capitalized as they are incurred and depreciated on a straight line basis over the period between drydocks. All capitalized drydocking costs have been classified within investing activities in the statement of cashflows.

Intangible assets
(h)	Intangible assets

Vessel purchase options

Cash consideration paid or transferred for the acquisition of purchase options to acquire vessels at a fixed purchase price are recognized as intangible assets in an amount up to the difference, as at the transaction date, between (i) the amount paid for the options plus the purchase price of the vessels and (ii) the fair value of the vessels plus the fair value of attached charters. The fair value of the vessel is assessed based on independent broker valuations. The fair value of a charter attached to the vessel is assessed based on market rates compared to the contracted attached charter rates for the life of the charter.

Vessel purchase agreements

In connection with the merger (see note 1), the Company recognised an intangible asset arising from the comparison of the contracted acquisition prices and the estimated fair value at the date of the merger of the vessels to be purchased. This intangible asset was not amortized and was transferred to the cost of each appropriate vessel on its purchase.

Impairment

Intangible assets are reviewed individually for impairment annually or more frequently due to events or changes in circumstances that indicate that the asset might be impaired. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s net book value, then the asset is deemed to be impaired and written down to its fair value.

Intangible liabilities - charter agreements
(i)	Intangible liabilities – charter agreements

In connection with the merger (see note 1), the Company recognised an intangible liability using the market approach wherein the Company’s actual charter rates were compared to market rates at the merger date. These intangible liabilities, recognizing the below market rates as at the date of merger, are amortized as an increase of time charter revenue over the remaining term of the relevant charters.

Long-lived assets
(j)	Long-lived assets

Fixed assets such as vessels are reviewed individually for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. An impairment charge is recognized when the sum of the expected undiscounted future cash flows from the asset over its estimated remaining useful life is less than its carrying amount. An impairment charge is recorded equal to the amount by which the asset’s carrying amount exceeds its fair value. Fair value is the net present value of future cash flows discounted by an appropriate discount rate.

The decline in charter free vessel values referred to in note 2(b)(ii) was seen as an indicator of potential impairment of the carrying value of the Company’s vessels. Accordingly, an impairment test, based on expected undiscounted cash flows by vessel, was performed as at December 31, 2011. Tests of impairment were also undertaken at September 30, 2011 and December 31, 2010.

The agreement of new charters of two of the Company’s vessels at rates substantially below the previous rates was seen as an indicator of potential impairment of their carrying value. Accordingly, an impairment test, based on expected undiscounted cash flows by vessel, was performed for these two vessels as at September 30, 2012.

Due to continuing poor industry conditions, a further impairment test on a vessel by vessel basis was performed as at December 31, 2012. No impairment has been recognised as, based on the assumptions made, the expected undiscounted future cash flows exceeded the vessels’ carrying amounts.

The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those expected with a material effect on the recoverability of each vessel’s carrying amount. The most significant assumptions made for the determination of expected cash flows are (i) charter rates on expiry of existing charters, which are based on a reversion to the historical mean for each category of vessel, adjusted to reflect current and expected market conditions (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost and (v) estimated useful life which is assessed as a total of 30 years from first delivery from the shipyard. In the case of an indication of impairment, the results of a recoverability test would also be sensitive to the discount rate applied.

Based on the assumptions made, the expected undiscounted future cash flows exceeded the vessels’ carrying amounts at each of the test dates disclosed above and accordingly no impairment has been recognised.

Derivative instruments
(k)	Derivative instruments

Interest rate hedges

The Company has entered into certain hedging agreements in connection with its borrowings.

Interest rate derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated and qualifies as a hedging instrument, and if so, the nature of the item being hedged.

The Company’s interest rate derivative instruments do not qualify for hedge accounting. Changes in the fair value are recognized immediately in the Consolidated Statement of Income within “Unrealized gain (loss) on interest rate derivatives”. Cash settlements of interest rate derivative instruments are recognized immediately in the Consolidated Statement of Income within “Realized loss on interest rate derivatives”. Cash flows related to interest rate derivatives (including payments and periodic cash settlements) are included within “Net cash used in investing activities”.

The fair value of derivatives is presented on the face of the consolidated balance sheet under the line item “Derivative instruments” and is split into current and non-current portions based on the net cash flows expected within one year.

Deferred financing costs
(l)	Deferred financing costs

Costs incurred in connection with obtaining long term debt and in obtaining amendments to existing facilities are recorded as deferred financing costs and are amortized to interest expense using the effective interest method over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees.

Preferred shares
(m)	Preferred shares

Preferred shares have been included within liabilities in the consolidated balance sheet and preferred share dividends included within interest expense in the consolidated statement of income as their nature is similar to that of a liability rather than equity. Holders of these mandatorily redeemable preferred shares are entitled to receive a dividend equal to 3-month U.S. dollar LIBOR plus 2% on the original issue price and rank senior to the Class A and Class B common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

Classification of long term debt
(n)	Classification of long term debt

Long term debt is classified within current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Other comprehensive income (loss)
(o)	Other comprehensive income (loss)

Other comprehensive income (loss), which is reported in the consolidated statement of equity, consists of net income (loss) and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income (loss). Under ASU 2011-05, an entity reporting comprehensive income in a single continuous financial statement shall present its components in two sections, net income and other comprehensive income. As the Company does not, to date, have other comprehensive income, the accompanying consolidated financial statements only include a consolidated statement of income.

Revenue recognition and related operating expense
(p)	Revenue recognition and related operating expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight line basis as the average revenues over the rental periods of such charter agreements, as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such accumulated loss is determined. The Company has no loss generating time charters.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred.

Foreign currency transactions
(q)	Foreign currency transactions

The Company’s functional currency is the U.S. dollar as substantially all revenues and a majority of expenditures are denominated in U.S. dollars. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet dates. Expenses paid in foreign currencies are recorded at the rate of exchange at the transaction date. Exchange gains and losses are included in the determination of net income (loss).

Repairs and maintenance
(r)	Repairs and maintenance
All expenditures relating to routine maintenance and repairs are expensed when incurred.
Insurance
(s)	Insurance

The Company maintains hull and machinery insurance, war risks insurance, protection and indemnity insurance coverage, increased value insurance, and freight, demurrage and defence insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance providers are recognized as prepaid expenses and expensed over the period covered by the insurance contract.

Share based compensation
(t)	Share based compensation

The Company awards restricted stock units to its management and Directors as part of their compensation.

The fair value of restricted stock unit grants is determined by reference to the quoted stock price on the date of grant, adjusted for estimated dividends forgone until the restricted stock units vest. Compensation expense is recognized based on a graded expense model over the expected vesting period.

Income taxes
(u)	Income taxes

The Company and its Marshall Island subsidiaries are exempt from taxation in the Marshall Islands. The Company’s vessels are flagged in Bahamas, Cyprus and Panama and are liable for tax based on the tonnage of the vessel. The cost, which is included within operating expenses, amounted to $146, $124 and $130 for the years ended December 31, 2012, 2011 and 2010, respectively. The Cyprus subsidiaries are liable for income tax payable on any interest income earned from non-shipping activity.

The Company has one subsidiary in the United Kingdom, where the principal rate of corporate income tax is 24% (2011: 26%, 2010: 28%). This subsidiary earns management and other fees from fellow group companies.

The Company accounts for deferred income taxes using the liability method which requires the determination of deferred tax assets and liabilities, based upon temporary timing differences that arise between the financial statement and tax bases of recorded assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance where appropriate, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. At December 31, 2012 a deferred tax liability of $27 (2011: deferred tax asset of $29) was recognized relating to stock based compensation costs charged to the consolidated statement of income in respect of unvested shares and timing differences between the carrying amounts of assets for financial reporting purposes and their tax bases.

The Company recognizes uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the position.

Dividends
(v)	Dividends

Dividends are recorded in the period in which they are declared by the Company’s Board of Directors. Dividends to be paid are presented in the consolidated balance sheet in the line item “Dividends payable”.

Earnings per share
(w)	Earnings per share

Basic earnings per common share are based on income available to common shareholders divided by the weighted-average number of common shares outstanding during the period, excluding non-vested restricted stock units. Diluted earnings per common share are calculated by applying the treasury stock method. All outstanding warrants and non-vested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method.

Recently issued accounting standards
(x)	Recently issued accounting standards

No accounting standards applicable to the Company have been issued since December 31, 2011.

Management do not believe that any other recently issued, but not yet effective accounting pronouncements, if currently adopted, would have a material impact on the consolidated financial statements of the Company.

Nature of Operations and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Vessels Chartered

The following table provides information about the 17 vessels chartered to CMA CGM and which are reflected in these consolidated financial statements.

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL(2)	Remaining Charter Duration (years) (3)	Daily Charter Rate
Ville d’Orion (4)	4,113	1997	December 2007	0.4	$9.962
Ville d’Aquarius (5)	4,113	1996	December 2007	0.4	$9.962
CMA CGM Matisse	2,262	1999	December 2007	4.0	$18.465
CMA CGM Utrillo	2,262	1999	December 2007	4.0	$18.465
Delmas Keta	2,207	2003	December 2007	5.0	$18.465
Julie Delmas	2,207	2002	December 2007	5.0	$18.465
Kumasi	2,207	2002	December 2007	5.0	$18.465
Marie Delmas	2,207	2002	December 2007	5.0	$18.465
CMA CGM La Tour	2,272	2001	December 2007	4.0	$18.465
CMA CGM Manet	2,272	2001	December 2007	4.0	$18.465
CMA CGM Alcazar	5,089	2007	January 2008	8.0	$33.750
CMA CGM Château d’lf	5,089	2007	January 2008	8.0	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	13.0	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	10.0	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	10.0	$25.350
CMA CGM America	4,045	2006	December 2008	10.0	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	8.7	$34.000

(1)	Twenty-foot Equivalent Units.
(2)	Purchase dates of vessels related to the Company’s time charter business.
(3)	As at December 31, 2012. Plus or minus 90 days, other than Ville d’Orion and Ville d’Aquarius, at charterer’s option.
(4)	A new charter commenced on September 21, 2012 and will expire on May 23, 2013 plus or minus 22 days at charterer’s option.
(5)	A new charter commenced on September 20, 2012 and will expire on May 23, 2013 plus or minus 22 days at charterer’s option.

Vessels in Operation, less Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Vessels in Operation Less Accumulated Depreciation

	December 31, 2012	December 31, 2011
Cost	$1,014,367	$1,012,051
Accumulated Depreciation	(158,205)	(122,325)
Drydock expenditure – in progress	232	523

Net book value	$856,394	$890,249

Schedule of Variations in Net Book Value of Vessels Including Drydocking

Variations in net book value of vessels including drydocking, are presented below:

	December 31, 2012	December 31, 2011
Opening balance	$890,249	$922,498
Additions in the period	6,444	7,863
Depreciation expense	(40,299)	(40,112)

Closing balance	$856,394	$890,249

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets

	December 31, 2012	December 31, 2011
Opening balance – vessel purchase options and software development	$92	$13,671
Impairment – vessel purchase options	—	(13,645)
Addition – software development	—	71
Depreciation – software development	(19)	(5)

Closing balance	$73	$92

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments contracted by the Company is as follows:

	December 31, 2012	December 31, 2011
Fair value of interest rate swap hedging instruments —current and non current portions	$35,591	$45,315

Derivative Interest Rate Agreements

The Company entered into certain derivative interest rate agreements to fix the interest rate on debt drawn or anticipated to be drawn under its credit facility. A total of $580,000 has been swapped into fixed rate debt at a weighted average rate of 3.59%, with details as follows:

Start Date	Maturity Date	Notional Amount	Fixed Rate %
May 12, 2008	March 17, 2013	$60,000	3.40
May 19, 2008	March 17, 2013	60,000	3.40
May 20, 2008	March 17, 2013	68,000	3.40
November 19, 2008	November 29, 2013	50,000	3.30
December 17, 2008	March 17, 2013	20,000	3.40
December 17, 2008	December 17, 2016	60,000	(1) 3.69
December 17, 2008	December 17, 2016	60,000	(2) 3.81
December 17, 2008	March 17, 2013	45,000	3.40
December 17, 2008	December 17, 2016	71,000	(2) 3.71
July 15, 2009	August 29, 2014	41,000	3.78
October 29, 2010	October 29, 2015	45,000	4.25

	Total / Weighted average rate	$580,000	3.59%

(1)	The swap counterparty had a one time option to cancel the swaps in February 2013 which was not exercised
(2)	The swap counterparties had a one time option to cancel the swaps in March 2013 which was not exercised

Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Financing Cost

	December 31, 2012	December 31, 2011
Opening balance	$4,794	$4,874
Expenditure in the period	1,115	1,021
Amortization included within interest expense	(1,250)	(1,101)

Closing balance	$4,659	$4,794

Intangible Liability - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Liability

	December 31, 2012	December 31, 2011
Opening balance	$22,169	$24,288
Amortization in period	(2,119)	(2,119)

Closing balance	$20,050	$22,169

Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long Term Debt

Long term debt is summarized as follows:

	December 31, 2012	December 31, 2011
Credit facility, at Libor USD + 2.50% to 3.75%	$425,676	$483,612
Less current instalments of long-term debt	(50,572)	(46,000)

	$375,104	$437,612

Estimated Repayments of Long Term Debt	the estimated repayments in each of the relevant periods are as follows:

Year ending December 31,	December 31, 2012
2013	$50,572
2014	52,441
2015	40,000
2016	282,663

$425,676

Other Operating (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Operating (Income) Expense

Other operating (income) expense is summarized as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Sundry shipping income	$(329)	$(327)	$(350)
Other sundry income	(13)	(9)	(39)

	$(342)	$(336)	$(389)

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Amounts Due to and from CMA CGM Companies

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2012	December 31, 2011
Current account (below)	$7,077	$2,597

Amounts due to CMA CGM companies presented within liabilities	$7,077	$2,597

Current account (below)	$14,413	$13,911

Amounts due from CMA CGM companies presented within assets	$14,413	$13,911

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire periods

The maximum contracted future annual charter hire receivable (not allowing for any offhire) for the fleet of 17 vessels as at December 31, 2012, including the two replacement charters entered into in September 2012 as referred to in note 2(a), is as follows:

Year ending December 31,	Fleet as at December 31, 2012
2013	138,781
2014	135,952
2015	135,952
2016	135,013
2017	107,811
Thereafter	395,731

$1,049,240

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Issued Share Based Awards

Under the plan, the Company has issued the following share based awards:

	Restricted Stock Units
	Number of Units		Weighted Average Fair Value on Grant	Actual Fair Value on Vesting
	Management	Directors	date	date
Un-Vested as at January 1, 2010	560,000	150,273	$4.21	n/a
Vested in January 2010	—	(150,273)	1.83	1.46
Granted on March 1, 2010	—	58,511	1.88	n/a
Vested in September 2010	(210,000)	—	4.93	2.67
Vested in October 2010	(90,000)	—	4.93	2.65

Un-Vested as at December 31, 2010	260,000	58,511	$4.23	n/a
Vested in January 2011	—	(58,511)	1.88	5.04
Granted on March 17, 2011	15,000	17,886	6.15	n/a
Vested in September 2011	(206,250)	—	4.84	2.35
Granted on September 2, 2011	150,000	—	3.07	n/a
Vested in October 2011	(68,750)	—	4.84	1.96

Un-Vested as at December 31, 2011	150,000	17,886	$3.40	n/a
Vested in January 2012	—	(17,886)	6.15	1.75
Granted on March 13, 2012	75,000	32,070	3.43	n/a

Un-Vested as at December 31, 2012	225,000	32,070	$3.22	n/a

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share

For the years ended December 31, 2012 and December 31, 2011, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards but excludes the effect of outstanding warrants as these were antidilutive.

(In thousands, except share data)	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Class A common shares
Weighted average number of common shares outstanding (B)	47,481,766	47,262,549	46,910,604
Dilutive effect of share-based awards	152,225	185,463	—

Common shares and common share equivalents (F)	47,633,991	47,448,012	46,910,604

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income (loss) available to shareholders	$31,928	$9,071	$(3,971)
Available to:
- Class A shareholders for period	$31,928	$9,071	$(3,971)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—
Net income (loss) available for Class A (A)	$31,928	$9,071	$(3,971)
Net income (loss) available for Class B (C)	—	—	—
Basic Earnings per share:
Class A (A/B)	$0.67	$0.19	$(0.08)
Class B (C/D)	—	—	—
Diluted Earnings per Share
Net income (loss) available to shareholders	$31,928	$9,071	$(3,971)
Available to:
- Class A shareholders for period	$31,928	$9,071	$(3,971)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—
Net income (loss) available for Class A (E)	$31,928	$9,071	$(3,971)
Net income (loss) available for Class B (G)	—	—	—
Diluted Earnings per share:
Class A (E/F)	$0.67	$0.19	$(0.08)
Class B (G/H)	—	—	—

Nature of Operations and Basis of Preparation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012 Vessel	Dec. 31, 2012 Credit Facility [Member]	Dec. 31, 2011 Credit Facility [Member]	Dec. 31, 2012 French Fonds Strategique d'Investissement [Member]	Dec. 31, 2012 Yildrim Group [Member]	Dec. 31, 2012 April 11, 2013 [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining terms								4 months 24 days	13 years
Number of vessels		17
Bonds redeemable for shares					$ 150,000,000	$ 100,000,000
Charterhire, due date		Every 15 days in advance on the 1st and 16th of each month
Charterhire, outstanding amount		$ 12,164,000					$ 5,886,000
Maximum Leverage Ratio under credit facility		75.00%	75.00%	75.00%
Additional term of waiver for leverage ratio test	2 years		2 years

Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Detail)	12 Months Ended
Dec. 31, 2012 Unit Rate
Ville d' Orion [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,113
Year Built	1997
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 months 24 days
Daily Charter Rate	9.962
Ville d' Aquarius [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,113
Year Built	1996
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 months 24 days
Daily Charter Rate	9.962
CMA CGM Matisse [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,262
Year Built	1999
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18.465
CMA CGM Utrillo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,262
Year Built	1999
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18.465
Delmas Keta [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2003
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	5 years
Daily Charter Rate	18.465
Julie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	5 years
Daily Charter Rate	18.465
Kumasi [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	5 years
Daily Charter Rate	18.465
Marie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	5 years
Daily Charter Rate	18.465
CMA CGM La Tour [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,272
Year Built	2001
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18.465
CMA CGM Manet [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,272
Year Built	2001
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18.465
CMA CGM Alcazar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	5,089
Year Built	2007
Purchase Date by GSL	2008-01
Remaining Charter Duration (years)	8 years
Daily Charter Rate	33.75
CMA CGM Chteau d' lf [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	5,089
Year Built	2007
Purchase Date by GSL	2008-01
Remaining Charter Duration (years)	8 years
Daily Charter Rate	33.75
CMA CGM Thalassa [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	11,040
Year Built	2008
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	13 years
Daily Charter Rate	47.2
CMA CGM Jamaica [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,298
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	10 years
Daily Charter Rate	25.35
CMA CGM Sambhar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,045
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	10 years
Daily Charter Rate	25.35
CMA CGM America [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,045
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	10 years
Daily Charter Rate	25.35
CMA CGM Berlioz [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	6,621
Year Built	2001
Purchase Date by GSL	2009-08
Remaining Charter Duration (years)	8 years 8 months 12 days
Daily Charter Rate	34

Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012 Vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts
Interest capitalized				525
Estimated useful life		30 years
Number of vessels tested for potential impairment	2
Redeemable preferred shares dividend paid		3-month U.S. dollar LIBOR plus 2% on the original issue price
Tonnage tax included within operating expenses		146	124	130
Deferred tax liability recognized		27
Deferred tax asset			$ 29
UNITED KINGDOM
Significant Accounting Policies [Line Items]
Principal rate of corporate income tax		24.00%	26.00%	28.00%

Vessels in Operation, less Accumulated Depreciation - Schedule of Vessels in Operation Less Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel Costs Capitalized And Depreciation And Amortization Expenses [Line Items]
Cost	$ 1,014,367	$ 1,012,051
Accumulated Depreciation	(158,205)	(122,325)
Drydock expenditure - in progress	232	523
Net book value	$ 856,394	$ 890,249	$ 922,498

Vessels in Operation, less Accumulated Depreciation - Schedule of Variations in Net Book Value of Vessels Including Drydocking (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Opening balance	$ 890,249	$ 922,498
Additions in the period	6,444	7,863
Depreciation expense	(40,299)	(40,112)
Closing balance	$ 856,394	$ 890,249

Vessels in Operation, less Accumulated Depreciation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Vessel
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral under credit facility agreement	17

Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Opening balance - vessel purchase options and software development		$ 92	$ 13,671
Impairment - vessel purchase options	(17,082)		(13,645)	(17,082)
Addition - software development			71
Depreciation - software development		(19)	(5)
Closing balance		$ 73	$ 92	$ 13,671

Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Nov. 08, 2010 Buildings
Intangible Assets [Line Items]
4,250 TEU new buildings				2
Fair value of purchase options				$ 13,645
Impairment of vessel deposits	$ 17,082	$ 13,645	$ 17,082

Derivative Instruments - Fair Value of Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities [Line Items]
Fair value of interest rate swap hedging instruments -current and non current portions	$ 35,591	$ 45,315

Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments [Line Items]
Nominal Value of Interest Rate Swap Agreements	$ 580,000
Weighted average rate	3.59%
Maximum length of time over which Company has hedged its interest rate exposure	4 years	5 years

Derivative Instruments - Derivative Interest Rate Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Line Items]
Notional Amount	$ 580,000
Weighted average rate	3.59%
May 12, 2008 [Member]
Derivative Instruments [Line Items]
Start Date	May 12, 2008
Maturity Date	Mar 17, 2013
Notional Amount	60,000
Fixed Rate %	3.40%
May 19, 2008 [Member]
Derivative Instruments [Line Items]
Start Date	May 19, 2008
Maturity Date	Mar 17, 2013
Notional Amount	60,000
Fixed Rate %	3.40%
May 20, 2008 [Member]
Derivative Instruments [Line Items]
Start Date	May 20, 2008
Maturity Date	Mar 17, 2013
Notional Amount	68,000
Fixed Rate %	3.40%
November 19, 2008 [Member]
Derivative Instruments [Line Items]
Start Date	Nov 19, 2008
Maturity Date	Nov 29, 2013
Notional Amount	50,000
Fixed Rate %	3.30%
December 17, 2008, One [Member]
Derivative Instruments [Line Items]
Start Date	Dec 17, 2008
Maturity Date	Mar 17, 2013
Notional Amount	20,000
Fixed Rate %	3.40%
December 17, 2008, Two [Member]
Derivative Instruments [Line Items]
Start Date	Dec 17, 2008
Maturity Date	Dec 17, 2016
Notional Amount	60,000
Fixed Rate %	3.69% [1]
December 17, 2008, Three [Member]
Derivative Instruments [Line Items]
Start Date	Dec 17, 2008
Maturity Date	Dec 17, 2016
Notional Amount	60,000
Fixed Rate %	3.81% [2]
December 17, 2008, Four [Member]
Derivative Instruments [Line Items]
Start Date	Dec 17, 2008
Maturity Date	Mar 17, 2013
Notional Amount	45,000
Fixed Rate %	3.40%
December 17, 2008, Five [Member]
Derivative Instruments [Line Items]
Start Date	Dec 17, 2008
Maturity Date	Dec 17, 2016
Notional Amount	71,000
Fixed Rate %	3.71% [2]
July 15, 2009 [Member]
Derivative Instruments [Line Items]
Start Date	Jul 15, 2009
Maturity Date	Aug 29, 2014
Notional Amount	41,000
Fixed Rate %	3.78%
October 29, 2010 [Member]
Derivative Instruments [Line Items]
Start Date	Oct 29, 2010
Maturity Date	Oct 29, 2015
Notional Amount	$ 45,000
Fixed Rate %	4.25%

[1]	The swap counterparty had a one time option to cancel the swaps in February 2013 which was not exercised
[2]	The swap counterparties had a one time option to cancel the swaps in March 2013 which was not exercised

Deferred Financing Costs - Schedule of Deferred Financing Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Financing Costs [Line Items]
Opening balance	$ 4,794	$ 4,874
Expenditure in the period	1,115	1,021
Amortization included within interest expense	(1,250)	(1,101)
Closing balance	$ 4,659	$ 4,794

Deferred Financing Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Current And Noncurrent [Line Items]
Fees and related cost paid	$ 1,115	$ 1,021

Intangible Liability - Charter Agreements - Schedule of Intangible Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Opening balance	$ 22,169	$ 24,288
Amortization in period	(2,119)	(2,119)
Closing balance	$ 20,050	$ 22,169

Intangible Liability - Charter Agreements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Vessel
Finite-Lived Intangible Assets [Line Items]
Discount rate of projected lease cash flow	8.00%
Number of vessels delivered	17
At Merger [Member] | Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels delivered	12
After Merger [Member] | Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels delivered	5

Long Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended								12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Apr. 30, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Vessel	Dec. 31, 2007
Debt Instrument [Line Items]
Senior secured credit facility													$ 800,000
Interest rate on Credit facility												U.S. dollar Libor plus a margin of 2.50%, 3.00% or 3.50% depending on the Leverage Ratio
Maximum Leverage Ratio												75.00%
Prepayment of borrowings	Prepayments of borrowings were made quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment on a rolling 12 month trailing basis	Borrowings under the credit facility were repaid quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment on a rolling 12 month trailing basis	Fixed quarterly prepayments of $10,000
Credit facility actual repayment				$ 11,080	$ 23,000	$ 12,068	$ 11,788	$ 15,341	$ 10,000	$ 10,000	$ 13,816
Credit Facility Margin	3.75%	3.50%	3.00%
Term of waiver for leverage ratio test	2 years
Maturity date of credit facility												Aug 14, 2016
Financial covenants of credit facility												A minimum cash balance of the lower of $15,000 or six months net interest expense; b) net debt to total capitalization ratio not to exceed 75%; c) EBITDA to debt service, on a trailing four-quarter basis, to be no less than 1.10 to 1; and d) a minimum net worth of $200,000 (with all terms as defined in the credit facility)
Number of vessels pledged as collateral under credit facility agreement												17
Minimum [Member]
Debt Instrument [Line Items]
Anticipated Leverage Ratio Range	75.00%		65.00%
Credit Facility Margin				2.50%								2.50%

Long Term Debt - Schedule of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Credit facility, at Libor USD + 2.50% to 3.75%	$ 425,676	$ 483,612
Less current instalments of long-term debt	(50,572)	(46,000)
Long term debt	$ 375,104	$ 437,612

Long Term Debt - Schedule of Long Term Debt (Parenthetical) (Detail)	Nov. 30, 2012	Nov. 30, 2011	Apr. 30, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Line of Credit Facility [Line Items]
Credit Facility Margin	3.75%	3.50%	3.00%	2.50%	3.75%

Long Term Debt - Estimated Repayments of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Estimated Repayments Of Principal [Line Items]
2013	$ 50,572
2014	52,441
2015	40,000
2016	282,663
Estimated repayments of long term debt	$ 425,676

Other Operating (Income) Expense - Schedule of Other Operating (Income) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component Of Other Operating Income [Line Items]
Other operating income	$ (342)	$ (336)	$ (389)
Sundry shipping income [Member]
Component Of Other Operating Income [Line Items]
Other operating income	(329)	(327)	(350)
Other sundry income [Member]
Component Of Other Operating Income [Line Items]
Other operating income	$ (13)	$ (9)	$ (39)

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Voting Interest	45.00%
Charter hire due date	Every 15 days in advance on the 1st and 16th of each month
Charter hire outstanding	$ 12,164,000
Maximum contracted charter hire receivable	1,049,240,000
Annual ship management fees	1,938,000	1,938,000	1,943,000
CMA CGM [Member]
Related Party Transaction [Line Items]
Preferred Shares Dividend	1,161,000	1,125,000	1,136,000
Maximum contracted charter hire receivable	1,049,240,000
Number of vessels	17
Annual ship management fee per vessel	114,000
Minimum [Member]
Related Party Transaction [Line Items]
Remaining terms	4 months 24 days
Cost reimbursement per vessel per day	5,400
Maximum [Member]
Related Party Transaction [Line Items]
Remaining terms	13 years
Cost reimbursement per vessel per day	8,800
Period One [Member]
Related Party Transaction [Line Items]
Charter hire due date	December 1, 2012
Period Two [Member]
Related Party Transaction [Line Items]
Charter hire due date	December 16, 2012
April 11, 2013 [Member]
Related Party Transaction [Line Items]
Charter hire outstanding	$ 5,886,000
April 11, 2013 [Member] | Period One [Member]
Related Party Transaction [Line Items]
Charter hire due date	April 1, 2013

Related Party Transactions - Summary of Amounts Due to and from CMA CGM Companies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to CMA CGM companies presented within liabilities	$ 7,077	$ 2,597
Amounts due from CMA CGM companies presented within assets	14,413	13,911
Assets [Member]
Related Party Transaction [Line Items]
Amounts due from CMA CGM companies presented within assets	14,413	13,911
Liability [Member]
Related Party Transaction [Line Items]
Amounts due to CMA CGM companies presented within liabilities	$ 7,077	$ 2,597

Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Vessel
Schedule Of Commitments And Contingencies [Line Items]
Number of vessels	17

Commitments and Contingencies - Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire Periods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Commitments And Contingencies [Line Items]
2013	$ 138,781
2014	135,952
2015	135,952
2016	135,013
2017	107,811
Thereafter	395,731
Total Operating leases	$ 1,049,240

Share Capital - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable preference shares, quarterly installments	12
Minimum redemption installment	$ 5,000
Number of shares redeemed	63
Redemption price per share	$ 48
Redemption amount	3,024
Class A Warrants [Member]
Class of Stock [Line Items]
Warrants Outstanding	6,188,088
Exercise Price of Warrants	$ 9.25
Public Warrants [Member]
Class of Stock [Line Items]
Total proceeds from exercise of public warrants	$ 3,027	$ 3,027
Class A Common Stock [Member]
Class of Stock [Line Items]
Required Class A common shares dividend per quarter	$ 0.23
Possible future conversion basis for Class B common shares to Class A common shares	One-for-one

Interest Rate Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain / (loss) on interest rate derivatives	$ 9,725	$ (881)	$ (15,322)
Interest rate swap agreements, liability	$ 35,591	$ 45,315

Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			2 Months Ended					12 Months Ended
	Nov. 12, 2008	Aug. 14, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 One member of management [Member]	Oct. 31, 2009 One member of management [Member]	Oct. 31, 2011 Three members of management [Member]	Oct. 31, 2010 Three members of management [Member]	Oct. 31, 2009 Three members of management [Member]	Dec. 31, 2012 Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted under Equity Incentive Plan											1,500,000
Term of Equity Incentive Plan											10 years
Maximum number of shares which may be granted to any participant in any fiscal year											500,000
Restricted stock share based compensation vesting period	2 years	3 years
Restricted stock units share based compensation awards number vested						40,000	40,000	260,000	260,000	260,000
Recognised share based compensation expenses			$ 460	$ 565	$ 980
Unrecognised compensation cost			$ 260	$ 352
Remaining expected recognized cost period			21 months

Share-Based Compensation - Summary of Issued Share Based Awards (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2010 Director [Member]	Dec. 31, 2009 Director [Member]	Dec. 31, 2012 Management [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2009 Management [Member]	Dec. 31, 2012 Vested in January [Member] Director [Member]	Dec. 31, 2011 Vested in January [Member] Director [Member]	Dec. 31, 2010 Vested in January [Member] Director [Member]	Dec. 31, 2011 Vested in September [Member] Management [Member]	Dec. 31, 2010 Vested in September [Member] Management [Member]	Dec. 31, 2011 Vested in October [Member] Management [Member]	Dec. 31, 2010 Vested in October [Member] Management [Member]	Dec. 31, 2012 Granted in March [Member] Director [Member]	Dec. 31, 2011 Granted in March [Member] Director [Member]	Dec. 31, 2010 Granted in March [Member] Director [Member]	Dec. 31, 2012 Granted in March [Member] Management [Member]	Dec. 31, 2011 Granted in March [Member] Management [Member]	Dec. 31, 2011 Granted In September [Member] Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested, Number of Units										(17,886)	(58,511)	(150,273)	(206,250)	(210,000)	(68,750)	(90,000)
Granted, Number of Units																	32,070	17,886	58,511	75,000	15,000	150,000
Un-Vested, Number of Units Balance	257,070	32,070	17,886	58,511	150,273	225,000	150,000	260,000	560,000
Vested ,Weighted Average Fair Value on Grant date										$ 6.15	$ 1.88	$ 1.83	$ 4.84	$ 4.93	$ 4.84	$ 4.93
Granted ,Weighted Average Fair Value on Grant date																	$ 3.43	$ 6.15	$ 1.88	$ 3.43	$ 6.15	$ 3.07
Un-Vested ,Weighted Average Fair Value on Grant date		$ 3.22	$ 3.4	$ 4.23	$ 4.21	$ 3.22	$ 3.4	$ 4.23	$ 4.21
Actual Fair Value on Vesting date										$ 1.75	$ 5.04	$ 1.46	$ 2.35	$ 2.67	$ 1.96	$ 2.65

Risks Associated with Concentration - Additional Information (Detail)	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2012 CMA CGM [Member]
Concentration Risk [Line Items]
Percentage of revenue			100.00%
Number of banks in which cash and cash equivalents deposited	4	4

Earnings per Share - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Class A Warrants [Member]
Earnings Per Share Basic And Diluted [Line Items]
Dividends declared	$ 0	$ 0	$ 0
Warrants Outstanding				6,188,088
Exercise Price of Warrants				$ 9.25
Warrants Outstanding Expiry Date				Sep 1, 2013
Unvested restricted stock units	257,070

Earnings per Share - Earnings per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic Earnings per Share
Net income (loss) available to shareholders	$ 31,928	$ 9,071	$ (3,971)
Available to- allocate pro-rata between Class A and B
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Diluted Earnings per Share
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Available to - allocate pro rata between Class A and B
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Class A Common Stock [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding	47,481,766	47,262,549	46,910,604
Dilutive effect of share-based awards	152,225	185,463
Common shares and common share equivalents	47,633,991	47,448,012	46,910,604
Basic Earnings per Share
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Available to - Class A shareholders for arrears
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Earnings per share	$ 0.67	$ 0.19	$ (0.08)
Diluted Earnings per Share
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Available to - Class A shareholders for arrears
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Earnings per share	$ 0.67	$ 0.19	$ (0.08)
Class B Common stock [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards
Common shares and common share equivalents	7,405,956	7,405,956	7,405,956
Basic Earnings per Share
Net income (loss) available to shareholders
Net income (loss) available to shareholders
Earnings per share
Diluted Earnings per Share
Net income (loss) available to shareholders
Net income (loss) available to shareholders
Earnings per share